Nature of Business (Details) - EQRx, INC. [Member] - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Jan. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Nature of Business (Details) [Line Items]
Net loss incurred by company		$ 101.2	$ 72.4
Cash		457.1
Accumulated deficit		$ 359.7
Net loss				$ 250.0	$ 8.5
Cash				$ 490.3
Issuance of shares (in Shares)		98,654,203		61,794,537
Aggregate proceeds	$ 71.7
Series B Convertible Preferred Stock [Member]
Nature of Business (Details) [Line Items]
Issuance of shares (in Shares)	26,133,332			181,261,150
Aggregate proceeds				$ 497.0